Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
Schedule III - Supplementary Insurance Information (as adjusted - see Note 3)
For the years ended December 31, 2020, 2019 and 2018

	As of and for the year ended December 31, 2020
	Deferred acquisition costs, net	Loss and loss adjustment expense reserves	Unearned premium	Net premiums earned	Net investment income	Loss and loss adjustment expenses incurred, net	Amortization of deferred acquisition costs, net	Other operating expenses	Net premiums written
A&H	$95	$3,742	$1,015	$3,207	$—	$3,319	$313	$114	$3,392
Specialty	65,848	948,392	247,538	407,951	—	342,596	112,464	18,744	349,783
Property	2,597	138,309	32,904	171,556	—	119,455	48,744	6,036	160,075
Runoff & Other	10	219,625	3,378	28,138	—	(72)	25,541	5,906	28,946
Corporate(1)	—	—	—	—	278,938	—	—	41,215	—
	$68,550	$1,310,068	$284,835	$610,852	$278,938	$465,298	$187,062	$72,015	$542,196

	As of and for the year ended December 31, 2019
	Deferred acquisition costs, net	Loss and loss adjustment expense reserves	Unearned premium	Net premiums earned	Net investment income	Loss and loss adjustment expenses incurred, net	Amortization of deferred acquisition costs, net	Other operating expenses	Net premiums written
A&H	$110	$2,923	$830	$4,665	$—	$3,907	$365	$156	$4,587
Specialty	81,586	773,141	297,700	465,426	—	313,750	149,497	20,144	412,085
Property	10,465	99,106	35,050	141,477	—	90,577	54,769	4,722	152,729
Runoff & Other	3	236,522	2,570	88,574	—	(4,735)	90,995	9,075	87,637
Corporate(1)	—	—	—	—	282,560	—	—	36,285	—
	$92,164	$1,111,692	$336,150	$700,142	$282,560	$403,499	$295,626	$70,382	$657,038

	As of and for the year ended December 31, 2018
	Deferred acquisition costs, net	Loss and loss adjustment expense reserves	Unearned premium	Net premiums earned	Net investment loss	Loss and loss adjustment expenses incurred, net	Amortization of deferred acquisition costs, net	Other operating expenses	Net premiums written
A&H	$114	$2,122	$907	$3,098	$—	$2,624	$540	$93	$3,225
Specialty	105,961	599,142	350,370	466,524	—	315,632	156,533	18,314	485,522
Property	10,858	49,980	22,966	77,208	—	59,411	37,235	2,315	83,051
Runoff & Other	13	285,916	3,507	74,612	—	60,747	12,190	8,945	74,220
Corporate(1)	—	—	—	—	(251,433)	—	—	16,184	—
	$116,946	$937,160	$377,750	$621,442	$(251,433)	$438,414	$206,498	$45,851	$646,018
(1)Corporate is comprised of non-underwriting income and expenses.